SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
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           Upper Church Street, Douglas
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           Isle of Man IM1 1EE
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Form 13F File Number:  028-13625
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Haynes
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Title:     Director
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Phone:     44-1624-643155
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Signature, Place, and Date of Signing:

/s/ Anthony Haynes       Isle of Man            February 14, 2012
--------------------  ------------------      --------------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             29
                                               -------------

Form 13F Information Table Value Total:           $284,761
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                                                (thousands)


List of Other Included Managers:  NONE


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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- -------------------- ---------- -------- ---------------------
                                                        VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED    NONE
--------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---- ----------- ----


ANADARKO PETE CORP           COM             032511107   14,564   190,800   SH       SOLE              190,800      0    0
BABCOCK & WILCOX CO NEW      COM             05615F102    4,886   202,410   SH       SOLE              202,410      0    0
BAKER HUGHES INC             COM             057224107   10,127   208,200   SH       SOLE              208,200      0    0
BALTIC TRADING LIMITED       COM             Y0553W103    4,495   946,417   SH       SOLE              946,417      0    0
BASIC ENERGY SVCS INC NEW    COM             06985P100    6,009   305,000   SH       SOLE              305,000      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105   17,452   354,796   SH       SOLE              354,796      0    0
CARNIVAL CORP                PAIRED CTF      143658300   19,807   606,817   SH       SOLE              606,817      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    7,059   186,750   SH       SOLE              186,750      0    0
CONSOLIDATED EDISON INC      COM             209115104   16,050   258,750   SH       SOLE              258,750      0    0
DIANA SHIPPING INC           COM             Y2066G104   15,098 2,018,500   SH       SOLE            2,018,500      0    0
ENSCO PLC                    SPONSORED ADR   29358Q109   14,345   305,735   SH       SOLE              305,735      0    0
EXXON MOBIL CORP             COM             30231G102   12,129   143,100   SH       SOLE              143,100      0    0
GENCO SHIPPING & TRADING LTD NOTE 5.000% 8/1 36869MAA3    1,268 2,000,000   PRN      SOLE            2,000,000      0    0
GENCO SHIPPING & TRADING LTD SHS             Y2685T107      338    50,000   SH  PUT  SOLE               50,000      0    0
GOLAR LNG LTD BERMUDA        SHS             G9456A100    8,335   187,514   SH       SOLE              187,514      0    0
HALLIBURTON CO               COM             406216101   11,198   324,500   SH       SOLE              324,500      0    0
HORNBECK OFFSHORE SVCS INC N COM             440543106    4,517   145,600   SH       SOLE              145,600      0    0
JA SOLAR HOLDINGS CO LTD     SPON ADR        466090107    3,843 2,867,800   SH       SOLE            2,867,800      0    0
KBR INC                      COM             48242W106    9,643   346,000   SH       SOLE              346,000      0    0
NABORS INDUSTRIES LTD        SHS             G6359F103   12,875   742,500   SH       SOLE              742,500      0    0
NATIONAL OILWELL VARCO INC   COM             637071101   10,630   156,350   SH       SOLE              156,350      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103   13,264   438,900   SH       SOLE              438,900      0    0
NOBLE ENERGY INC             COM             655044105    6,049    64,082   SH       SOLE               64,082      0    0
ROWAN COS INC                COM             779382100   10,479   345,500   SH       SOLE              345,500      0    0
ROYAL CARIBBEAN CRUISES LTD  COM             V7780T103   10,176   410,838   SH       SOLE              410,838      0    0
ROYAL DUTCH SHELL PL         SPONS ADR A     780259206   10,313   141,100   SH       SOLE              141,100      0    0
SCORPIO TANKERS INC          SHS             Y7542C106    9,706 1,984,882   SH       SOLE            1,984,882      0    0
STEALTHGAS INC               SHS             Y81669106      534   138,298   SH       SOLE              138,298      0    0
TEEKAY CORPORATION           COM             Y8564W103   19,572   732,200   SH       SOLE              732,200      0    0
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